Equity Method Investments and Related Party Transactions (Equity Investments and Ownership Percentages) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Schedule of Equity Method Investments [Line Items]
Equity Method Investments	$ 39,139
Redbox Instant By Verizon [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments	25,845
Equity Method Investment, Ownership Percentage	35.00%
Other Equity Investments [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments	$ 13,294
Other Equity Investments [Member] | Minimum [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	11.00%
Other Equity Investments [Member] | Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	26.00%